FRC Founders Index FundSM
Schedule of Investments (Unaudited)
December 31, 2021

Security	Shares	Value
Common Stocks ― 99.9%
Communication Services ― 5.3%
Alphabet, Inc. - Class A*	71	$205,690
Alphabet, Inc. - Class C*	71	205,445
Bandwidth, Inc. - Class A*	2,267	162,680
Cardlytics, Inc.*	2,373	156,832
Cargurus, Inc.*	5,747	193,329
Cars.com, Inc.*	16,380	263,554
Cinemark Holdings, Inc.*	9,954	160,458
Cogent Communications Holdings, Inc.	2,725	199,416
DISH Network Corp. - Class A*	4,629	150,165
Eventbrite, Inc. - Class A*	9,738	169,831
EverQuote, Inc. - Class A*	11,500	180,090
Meta Platforms, Inc. - Class A*	613	206,183
fuboTV, Inc.*	7,263	112,722
MediaAlpha, Inc. - Class A*	10,493	162,012
Netflix, Inc.*	318	191,576
Nexstar Media Group, Inc. - Class A	1,330	200,803
Pinterest, Inc. - Class A*	3,836	139,439
Playtika Holding Corp.*	7,122	123,139
QuinStreet, Inc.*	11,775	214,187
Roku, Inc.*	613	139,887
Skillz, Inc.*	22,140	164,722
Spotify Technology SA*	814	190,500
TechTarget, Inc.*	2,351	224,897
TripAdvisor, Inc.*	5,397	147,122
Twitter, Inc.*	3,189	137,829
United States Cellular Corp.*	6,416	202,232
World Wrestling Entertainment, Inc. - Class A	3,387	167,115
Yelp, Inc.*	5,070	183,737
Zillow Group, Inc. - Class A*	2,121	131,969
Zillow Group, Inc. - Class C*	2,112	134,851
Zynga, Inc. - Class A*	26,756	171,238
Total Communication Services		5,393,648

Consumer Discretionary ― 8.8%
1-800-Flowers.com, Inc. - Class A*	6,869	160,529
2U, Inc.*	5,896	118,333
Accel Entertainment, Inc.*	16,734	217,877
Amazon.com, Inc.*	61	203,395
Boyd Gaming Corp.*	2,993	196,251
CarMax, Inc.*	1,485	193,392
Carvana Co.*	709	164,339
Century Communities, Inc.	3,161	258,538
Cheesecake Factory, Inc./The*	4,554	178,289
Coursera, Inc.*	6,188	151,235
DR Horton, Inc.	2,304	249,869
DoorDash, Inc. - Class A*	948	141,157
Dorman Products, Inc.*	2,013	227,489
DraftKings, Inc. - Class A*	4,082	112,133
Fisker, Inc.*	13,943	219,323
Five Below, Inc.*	1,073	221,993
GoPro, Inc. - Class A*	22,336	230,284
Green Brick Partners, Inc.*	9,170	278,126
GrowGeneration Corp.*	9,154	119,460
iRobot Corp.*	2,468	162,592
LGI Homes, Inc.*	1,409	217,662
Lithia Motors, Inc.	597	177,279
Lovesac Co./The*	2,863	189,702

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Consumer Discretionary ― 8.8% (Continued)
MDC Holdings, Inc.	4,100	$228,903
Meritage Homes Corp.*	1,929	235,454
Peloton Interactive, Inc. - Class A*	2,347	83,929
Porch Group, Inc.*	11,915	185,755
QuantumScape Corp.*	8,187	181,670
Quotient Technology, Inc.*	32,391	240,341
Ralph Lauren Corp.	1,709	203,132
Revolve Group, Inc.*	2,944	164,982
Shake Shack, Inc. - Class A*	2,624	189,348
Shutterstock, Inc.	1,672	185,391
Skechers USA, Inc. - Class A*	4,588	199,119
Sonic Automotive, Inc. - Class A	3,849	190,333
Stitch Fix, Inc. - Class A*	5,835	110,398
Tempur Sealy International, Inc.	4,478	210,600
Tesla, Inc.*	246	259,968
RealReal Inc/The*	16,846	195,582
Under Armour, Inc. - Class A*	9,823	208,149
Under Armour, Inc. - Class C*	11,268	203,275
Urban Outfitters, Inc.*	6,667	195,743
Vuzix Corp.*	19,948	172,949
Wayfair, Inc. - Class A*	832	158,055
XL Fleet Corp.*	36,236	119,941
XPEL, Inc.*	2,822	192,686
Zumiez, Inc.*	5,049	242,302
Total Consumer Discretionary		8,947,251

Consumer Staples ― 3.3%
AppHarvest, Inc.*	34,323	133,516
Beyond Meat, Inc.*	1,884	122,761
Boston Beer Co., Inc./The - Class A*	384	193,958
Central Garden & Pet Co.*	4,060	213,678
Central Garden & Pet Co. - Class A*	4,488	214,751
Chefs' Warehouse, Inc./The*	5,943	197,902
Coty, Inc. - Class A*	25,633	269,147
Freshpet, Inc.*	1,370	130,520
Inter Parfums, Inc.	2,575	275,268
J & J Snack Foods Corp.	1,320	208,507
Mission Produce, Inc.*	10,598	166,389
National Beverage Corp.	3,543	160,604
Nu Skin Enterprises, Inc. - Class A	4,883	247,812
PriceSmart, Inc.	2,597	190,022
Tattooed Chef, Inc.*	11,212	174,234
United Natural Foods, Inc.*	4,528	222,234
USANA Health Sciences, Inc.*	2,053	207,764
Total Consumer Staples		3,329,068

Energy ― 2.0%
Antero Resources Corp.*	10,290	180,075
Brigham Minerals, Inc. - Class A	9,599	202,443
Clean Energy Fuels Corp.*	22,116	135,571
Continental Resources, Inc./OK	3,850	172,326
Gevo, Inc.*	30,251	129,474
Kinder Morgan, Inc.	10,962	173,857
Matador Resources Co.	4,812	177,659
New Fortress Energy, Inc.	5,740	138,564
Oasis Petroleum, Inc.	1,893	238,499
Pioneer Natural Resources Co	1,053	191,520

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Energy ― 2.0% (Continued)
Scorpio Tankers, Inc.	12,021	$153,989
Talos Energy, Inc.*	16,067	157,457
Total Energy		2,051,434

Financials ― 11.7%
Aflac, Inc.	3,640	212,540
American Financial Group, Inc./OH	1,500	205,980
AMERISAFE, Inc.	3,513	189,105
Apollo Global Management, Inc.	2,972	215,262
Ares Management Corp. - Class A	2,557	207,807
Athene Holding Ltd. - Class A*	2,644	220,325
BankUnited, Inc.	4,777	202,115
W R Berkley Corp.	2,600	214,214
BlackRock, Inc.	226	206,917
Blackstone, Inc.	1,651	213,623
BRP Group, Inc. - Class A*	5,428	196,005
Capital One Financial Corp.	1,214	176,139
Carlyle Group, Inc./The	3,928	215,647
Cohen & Steers, Inc.	2,312	213,883
Enstar Group Ltd.*	843	208,718
Essent Group Ltd.	4,115	187,356
Evercore, Inc. - Class A	1,334	181,224
Fidelity National Financial, Inc.	4,115	214,721
First Foundation, Inc.	7,509	186,674
Focus Financial Partners, Inc. - Class A*	3,417	204,063
GoHealth, Inc. - Class A*	37,379	141,666
Goosehead Insurance, Inc. - Class A	1,240	161,299
Home BancShares, Inc./AR	8,426	205,173
Independent Bank Group, Inc.	2,737	197,475
Interactive Brokers Group, Inc. - Class A	2,844	225,870
Intercontinental Exchange, Inc.	1,565	214,045
Kinsale Capital Group, Inc.	1,209	287,609
KKR & Co, Inc.	3,016	224,692
Ladder Capital Corp.	16,832	201,816
Lemonade, Inc.*	2,963	124,772
LendingTree, Inc.*	1,331	163,181
Live Oak Bancshares, Inc.	2,887	252,006
MarketAxess Holdings, Inc.	500	205,635
Merchants Bancorp/IN	4,851	229,598
Mercury General Corp.	3,635	192,873
MetroMile, Inc.*	26,313	57,625
Moelis & Co. - Class A	2,940	183,779
Morningstar, Inc.	740	253,073
Nelnet, Inc. - Class A	2,425	236,874
Open Lending Corp. - Class A*	5,805	130,496
Palomar Holdings, Inc.*	2,482	160,759
Pinnacle Financial Partners, Inc.	1,973	188,422
PRA Group, Inc.*	4,685	235,234
Preferred Bank/Los Angeles CA	2,937	210,847
Redwood Trust, Inc.	14,695	193,827
Rocket Cos, Inc. - Class A	12,584	176,176
Charles Schwab Corp./The	2,579	216,894
SEI Investments Co.	3,288	200,371
ServisFirst Bancshares, Inc.	2,653	225,346
Signature Bank/New York NY	670	216,725
StepStone Group, Inc. - Class A	4,682	194,631
Tradeweb Markets, Inc. - Class A	2,411	241,438
Triumph Bancorp, Inc.*	1,867	222,322

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Financials ― 11.7% (Continued)
Trupanion, Inc.*	2,138	$282,280
Upstart Holdings, Inc.*	531	80,340
Veritex Holdings, Inc.	5,002	198,980
Virtu Financial, Inc. - Class A	7,986	230,236
Wintrust Financial Corp.	2,420	219,784
WisdomTree Investments, Inc.	35,223	215,565
Total Financials		11,872,051

Health Care ― 28.0%
10X Genomics, Inc. - Class A*	1,311	195,287
Aclaris Therapeutics, Inc.*	11,680	169,827
Adaptive Biotechnologies Corp.*	6,034	169,314
Aerie Pharmaceuticals, Inc.*	15,114	106,100
Akero Therapeutics, Inc.*	9,125	192,994
Alector, Inc.*	8,234	170,032
Allogene Therapeutics, Inc.*	11,734	175,071
Allovir, Inc.*	9,051	117,120
Alnylam Pharmaceuticals, Inc.*	963	163,306
ALX Oncology Holdings, Inc.*	3,386	72,765
American Well Corp. - Class A*	23,158	139,874
Amicus Therapeutics, Inc.*	17,535	202,529
Amphastar Pharmaceuticals, Inc.*	10,477	244,009
Anavex Life Sciences Corp.*	11,293	195,821
Apellis Pharmaceuticals, Inc.*	5,688	268,929
Applied Molecular Transport, Inc.*	8,395	117,362
Applied Therapeutics, Inc.*	11,357	101,645
Arcus Biosciences, Inc.*	6,197	250,793
Arcutis Biotherapeutics, Inc.*	8,876	184,088
Atea Pharmaceuticals, Inc.*	4,981	44,530
Avidity Biosciences, Inc.*	9,121	216,806
Axonics, Inc.*	3,122	174,832
Axsome Therapeutics, Inc.*	4,960	187,389
Berkeley Lights, Inc.*	8,388	152,494
BioAtla, Inc.*	7,077	138,922
BioLife Solutions, Inc.*	5,037	187,729
Bioxcel Therapeutics, Inc.*	7,273	147,860
Black Diamond Therapeutics, Inc.*	24,540	130,798
Blueprint Medicines Corp.*	1,988	212,935
Bridgebio Pharma, Inc.*	4,083	68,104
Butterfly Network, Inc.*	17,957	120,132
C4 Therapeutics, Inc.*	4,555	146,671
Cara Therapeutics, Inc.*	15,103	183,955
Cassava Sciences, Inc.	3,775	164,968
Castle Biosciences, Inc.*	3,095	132,683
Celldex Therapeutics, Inc.*	4,298	166,075
Cerus Corp.*	32,496	221,298
ChemoCentryx, Inc.*	5,434	197,852
Coherus Biosciences, Inc.*	11,519	183,843
Corcept Therapeutics, Inc.*	9,477	187,645
Cortexyme, Inc.*	2,729	34,440
CorVel Corp.*	1,171	243,568
Cue Biopharma, Inc.*	15,522	175,554
Cullinan Oncology, Inc.*	8,533	131,664
Danaher Corp.	671	220,766
Deciphera Pharmaceuticals, Inc.*	5,808	56,744
Denali Therapeutics, Inc.*	4,434	197,756
Design Therapeutics, Inc.*	13,781	295,051

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Health Care ― 28.0% (Continued)
Dyne Therapeutics, Inc.*	13,531	$160,884
Eagle Pharmaceuticals, Inc./DE*	3,650	185,858
Eargo, Inc.*	27,637	140,949
Edgewise Therapeutics, Inc.*	11,125	169,990
Emergent BioSolutions, Inc.*	3,916	170,229
Ensign Group, Inc./The	2,770	232,569
Evolent Health, Inc. - Class A*	6,720	185,942
Exelixis, Inc.*	9,225	168,633
Fate Therapeutics, Inc.*	3,223	188,578
FibroGen, Inc.*	17,504	246,806
Frequency Therapeutics, Inc.*	28,741	147,441
Generation Bio Co.*	8,974	63,536
Globus Medical, Inc. - Class A*	2,611	188,514
Gossamer Bio, Inc.*	14,913	168,666
Guardant Health, Inc.*	1,933	193,339
HealthStream, Inc.*	7,152	188,527
Hologic, Inc.*	2,868	219,574
ImmunityBio, Inc.*	21,031	127,868
Inhibrx, Inc.*	5,037	219,966
Inogen, Inc.*	4,830	164,220
Inspire Medical Systems, Inc.*	823	189,339
Intra-Cellular Therapies, Inc.*	5,116	267,771
Invitae Corp.*	7,266	110,952
Ionis Pharmaceuticals, Inc.*	5,842	177,772
Jazz Pharmaceuticals PLC*	1,468	187,023
Karuna Therapeutics, Inc.*	1,640	214,840
Karyopharm Therapeutics, Inc.*	34,148	219,572
Kiniksa Pharmaceuticals Ltd. - Class A*	17,565	206,740
Kinnate Biopharma, Inc.*	8,707	154,288
Kodiak Sciences, Inc.*	1,837	155,741
Krystal Biotech, Inc.*	4,226	295,609
Kura Oncology, Inc.*	11,046	154,644
Kymera Therapeutics, Inc.*	3,518	223,358
LHC Group, Inc.*	1,403	192,534
MacroGenics, Inc.*	9,571	153,615
Madrigal Pharmaceuticals, Inc.*	2,412	204,393
Maravai LifeSciences Holdings, Inc. - Class A*	5,347	224,039
Masimo Corp.*	707	206,995
Medpace Holdings, Inc.*	1,080	235,051
Merit Medical Systems, Inc.*	2,834	176,558
Moderna, Inc.*	607	154,166
Morphic Holding, Inc.*	3,380	160,144
Natera, Inc.*	1,777	165,954
National Research Corp.	4,632	192,321
Neoleukin Therapeutics, Inc.*	27,337	131,764
Neurocrine Biosciences, Inc.*	1,963	167,189
NextGen Healthcare, Inc. *	13,866	246,676
NGM Biopharmaceuticals, Inc.*	9,944	176,108
Nkarta, Inc.*	10,217	156,831
Nuvation Bio, Inc.*	21,253	180,651
Oak Street Health, Inc.*	4,807	159,304
Ocugen, Inc.*	20,047	91,214
Olema Pharmaceuticals, Inc.*	6,595	61,729
Omeros Corp.*	26,064	167,592
Omnicell, Inc.*	1,277	230,422
ORIC Pharmaceuticals, Inc.*	12,285	180,590
Pacific Biosciences of California, Inc.*	8,207	167,915

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Health Care ― 28.0% (Continued)
Penumbra, Inc.*	747	$214,628
Personalis, Inc.*	9,910	141,416
PetIQ, Inc.*	7,929	180,068
Phathom Pharmaceuticals, Inc.*	6,154	121,049
Phreesia, Inc.*	3,142	130,896
PMV Pharmaceuticals, Inc.*	8,281	191,291
Precigen, Inc.*	34,342	127,409
Prelude Therapeutics, Inc.*	12,421	154,641
Protagonist Therapeutics, Inc.*	6,460	220,932
Provention Bio, Inc.*	31,678	178,030
PTC Therapeutics, Inc.*	5,417	215,759
QIAGEN NV*	3,889	216,151
Quanterix Corp.*	3,965	168,116
RadNet, Inc.*	6,900	207,759
Reata Pharmaceuticals, Inc. - Class A*	2,017	53,188
Recursion Pharmaceuticals, Inc. - Class A*	10,124	173,424
Regeneron Pharmaceuticals, Inc.*	363	229,242
REGENXBIO, Inc.*	5,549	181,452
Relay Therapeutics, Inc.*	5,502	168,966
Replimune Group, Inc.*	6,478	175,554
ResMed, Inc.	791	206,040
REVOLUTION Medicines, Inc.*	7,001	176,215
Royalty Pharma PLC - Class A	5,436	216,625
Rubius Therapeutics, Inc.*	12,000	116,160
Sage Therapeutics, Inc.*	4,390	186,751
Sana Biotechnology, Inc.*	9,686	149,939
Seagen, Inc.*	1,184	183,046
Seer, Inc.*	6,271	143,042
Select Medical Holdings Corp.	6,218	182,809
Shattuck Labs, Inc.*	10,238	87,125
SI-BONE, Inc.*	8,903	197,736
Silk Road Medical, Inc.*	3,709	158,040
Silverback Therapeutics, Inc.*	20,749	138,188
Simulations Plus, Inc.	4,914	232,432
Sorrento Therapeutics, Inc.*	29,284	136,171
Stoke Therapeutics, Inc.*	8,381	201,060
Supernus Pharmaceuticals, Inc.*	6,485	189,103
Tabula Rasa HealthCare, Inc.*	7,827	117,405
TG Therapeutics, Inc.*	5,934	112,746
TransMedics Group, Inc.*	7,224	138,412
Treace Medical Concepts, Inc.*	8,423	157,005
Twist Bioscience Corp.*	1,760	136,206
Ultragenyx Pharmaceutical, Inc.*	2,487	209,132
United Therapeutics Corp.*	1,074	232,070
UnitedHealth Group, Inc.	479	240,525
Universal Health Services, Inc. - Class B	1,550	200,973
Vanda Pharmaceuticals, Inc.*	10,986	172,370
Vaxart, Inc.*	27,983	175,453
Vaxcyte, Inc.*	8,114	193,032
Veeva Systems, Inc. - Class A*	654	167,084
Veracyte, Inc.*	4,467	184,040
ViewRay, Inc.*	33,468	184,409
Vir Biotechnology, Inc.*	5,008	209,685
Xencor, Inc.*	5,186	208,062
Y-mAbs Therapeutics, Inc.*	7,227	117,150
Zentalis Pharmaceuticals, Inc.*	2,586	217,379

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Health Care ― 28.0% (Continued)
Zogenix, Inc.*	12,768	$207,480
Zynex, Inc.	16,340	162,910
Total Health Care		28,327,402

Industrials ― 5.3%
AAON, Inc.	2,908	230,982
Air Lease Corp.	4,796	212,127
Ameresco, Inc. - Class A*	3,213	261,667
API Group Corp.*	9,599	247,366
Axon Enterprise, Inc.*	1,125	176,625
Blink Charging Co.*	7,018	186,047
Bloom Energy Corp. - Class A*	9,229	202,392
Cimpress PLC*	2,311	165,491
Clean Harbors, Inc.*	1,863	185,872
Colfax Corp.*	4,096	188,293
Construction Partners, Inc. - Class A*	5,798	170,519
Copart, Inc.*	1,392	211,055
CoStar Group, Inc.*	2,182	172,443
Desktop Metal, Inc. - Class A*	28,782	142,471
FedEx Corp.	886	229,155
Forward Air Corp.	2,350	284,562
Hyliion Holdings Corp.*	26,545	164,579
Insperity, Inc.	1,714	202,441
Lyft, Inc. - Class A*	3,989	170,450
MasTec, Inc.*	2,324	214,459
PGT Innovations, Inc.*	9,881	222,224
Plug Power, Inc.*	6,334	178,809
Sunrun, Inc.*	4,078	139,875
TransDigm Group, Inc.*	317	201,701
TriNet Group, Inc.*	2,048	195,092
TuSimple Holdings, Inc. - Class A*	5,232	187,567
Vicor Corp. *	1,371	174,090
Total Industrials		5,318,353

Information Technology ― 25.3%
3D Systems Corp.*	7,375	158,858
908 Devices, Inc.*	5,986	154,858
Adobe, Inc. *	332	188,264
Aeva Technologies, Inc.*	25,764	194,776
Akamai Technologies, Inc.*	1,914	224,015
Alarm.com Holdings, Inc.*	2,484	210,668
Alkami Technology, Inc.*	7,470	149,848
Altair Engineering, Inc. - Class A*	2,760	213,403
Alteryx, Inc. - Class A*	2,623	158,692
Ambarella, Inc.*	1,203	244,077
Analog Devices, Inc.	1,198	210,572
Appfolio, Inc. - Class A*	1,548	187,401
Appian Corp.*	2,201	143,527
Arista Networks, Inc.*	2,039	293,106
Asana, Inc. - Class A*	1,733	129,195
Atlassian Corp PLC - Class A*	495	188,739
Avalara, Inc.*	1,171	151,188
Bentley Systems, Inc. - Class B	3,513	169,783
Bill.com Holdings, Inc.*	670	166,931
Blackline, Inc.*	1,626	168,356
Box, Inc. - Class A*	7,716	202,082
C3.ai, Inc. - Class A*	4,321	135,031
Cadence Design Systems, Inc.*	1,281	238,714

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Information Technology ― 25.3% (Continued)
Calix, Inc.*	3,413	$272,938
CEVA, Inc.*	4,700	203,228
Ciena Corp.*	3,769	290,100
Cloudflare, Inc. - Class A*	1,219	160,299
CMC Materials, Inc.	1,616	309,771
Corsair Gaming, Inc.*	7,468	156,903
Crowdstrike Holdings, Inc. - Class A*	730	149,468
Datadog, Inc. - Class A*	1,314	234,037
Dell Technologies, Inc. - Class C*	1,901	106,779
Domo, Inc. - Class B*	2,255	111,848
Dropbox, Inc. - Class A*	6,765	166,013
Dynatrace, Inc.*	2,623	158,298
EchoStar Corp. - Class A*	7,806	205,688
Elastic NV*	1,163	143,154
Enphase Energy, Inc.*	1,159	212,027
Envestnet, Inc.*	2,428	192,638
EPAM Systems, Inc.*	330	220,589
Euronet Worldwide, Inc.*	1,526	181,853
Evo Payments, Inc. - Class A*	8,990	230,144
ExlService Holdings, Inc.*	1,586	229,605
Fabrinet *	1,981	234,689
Fastly, Inc. - Class A*	4,591	162,751
First Solar, Inc.*	1,897	165,343
FleetCor Technologies, Inc.*	772	172,804
Fortinet, Inc.*	642	230,735
Globant SA*	677	212,639
Guidewire Software, Inc.*	1,653	187,665
HubSpot, Inc.*	255	168,083
Impinj, Inc.*	3,843	340,874
Insight Enterprises, Inc.*	2,140	228,124
Intuit, Inc.	371	238,635
IPG Photonics Corp.*	1,239	213,281
JFrog Ltd.*	5,867	174,250
Juniper Networks, Inc.	6,959	248,506
LivePerson, Inc.*	3,392	121,162
Manhattan Associates, Inc.*	1,261	196,073
MaxLinear, Inc.*	4,158	313,472
MicroStrategy, Inc. - Class A*	278	151,368
Mimecast Ltd.*	3,022	240,461
Momentive Global, Inc.*	8,284	175,207
Monolithic Power Systems, Inc.	420	207,199
nCino, Inc.*	2,687	147,409
NETGEAR, Inc.*	6,047	176,633
NetScout Systems, Inc.*	7,279	240,789
New Relic, Inc.*	2,624	288,535
nLight, Inc.*	7,546	180,727
NVIDIA Corp.	926	272,346
Okta, Inc.*	788	176,646
ON24, Inc.*	10,029	174,003
Oracle Corp.	2,115	184,449
OSI Systems, Inc.*	2,113	196,932
PagerDuty, Inc.*	4,803	166,904
Palantir Technologies, Inc. - Class A*	8,274	150,670
Palo Alto Networks, Inc.*	401	223,261
Paychex, Inc.	1,697	231,641
Paycom Software, Inc.*	384	159,433

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Information Technology ― 25.3% (Continued)
Paylocity Holding Corp.*	698	$164,840
PC Connection, Inc.	4,534	195,551
PDF Solutions, Inc.*	8,771	278,830
Pegasystems, Inc.	1,544	172,650
Photronics, Inc.*	15,092	284,484
Ping Identity Holding Corp.*	7,537	172,447
Power Integrations, Inc.	2,032	188,752
PROS Holdings, Inc.*	5,903	203,594
Pure Storage, Inc. - Class A*	7,687	250,212
Q2 Holdings, Inc.*	2,489	197,726
Rapid7, Inc.*	1,648	193,953
Repay Holdings Corp.*	8,986	164,174
RingCentral, Inc. - Class A*	850	159,248
Sailpoint Technologies Holdings, Inc.*	4,362	210,859
salesforce.com, Inc.*	695	176,620
Sanmina Corp.*	5,094	211,197
ServiceNow, Inc.*	309	200,575
Shift4 Payments, Inc. - Class A*	2,835	164,232
Silicon Laboratories, Inc.*	1,390	286,924
SiTime Corp.*	907	265,334
Smartsheet, Inc. - Class A*	2,905	224,992
Snowflake, Inc. - Class A*	607	205,621
Sprout Social, Inc. - Class A*	1,606	145,648
Square, Inc. - Class A*	814	131,469
SS&C Technologies Holdings, Inc.	2,815	230,774
StoneCo Ltd. - Class A*	6,003	101,211
Sumo Logic, Inc.*	11,768	159,574
Super Micro Computer, Inc.*	5,603	246,252
Switch, Inc. - Class A	7,979	228,519
Synopsys, Inc.*	661	243,579
Tenable Holdings, Inc.*	3,893	214,388
Trade Desk, Inc./The - Class A*	2,614	239,547
TTEC Holdings, Inc.	2,169	196,403
Twilio, Inc. - Class A*	564	148,524
Ubiquiti, Inc.	627	192,301
Unity Software, Inc.*	1,425	203,761
Universal Display Corp.	1,141	188,299
Upland Software, Inc.*	5,921	106,223
Varonis Systems, Inc.*	3,216	156,876
Verint Systems, Inc.*	4,317	226,686
VeriSign, Inc.*	945	239,860
Viasat, Inc.*	3,585	159,676
Vonage Holdings Corp.*	12,537	260,644
Wix.com Ltd.*	1,059	167,100
Workday, Inc. - Class A*	743	202,973
Workiva, Inc.*	1,443	188,297
Yext, Inc.*	17,205	170,674
Zendesk, Inc.*	1,613	168,220
Zoom Video Communications, Inc. - Class A*	755	138,852
Zscaler, Inc.*	686	220,432
Zuora, Inc. - Class A*	10,327	192,908
Total Information Technology		25,613,641

Materials ― 1.2%
Element Solutions, Inc.	8,950	217,306
MP Materials Corp.*	6,098	276,971
PureCycle Technologies, Inc.*	14,717	140,842

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Materials ― 1.2% (Continued)
Ranpak Holdings Corp.*	6,865	$257,987
Steel Dynamics, Inc.	3,267	202,783
Zymergen, Inc.*	16,170	108,177
Total Materials		1,204,066

Utilities ― 0.1%
Sunnova Energy International, Inc.*	5,247	146,496
Total Utilities		146,496

Real Estate Investment Trusts (REITs) ― 8.9%
Acadia Realty Trust	8,943	195,226
Agree Realty Corp.	2,892	206,373
Alexandria Real Estate Equities, Inc.	1,003	223,629
American Campus Communities, Inc.	3,877	222,113
American Finance Trust, Inc.	23,759	216,920
Apple Hospitality REIT, Inc.	12,695	205,024
Armada Hoffler Properties, Inc.	14,706	223,825
Brandywine Realty Trust	14,309	192,027
Camden Property Trust	1,271	227,102
Community Healthcare Trust, Inc.	4,186	197,872
DiamondRock Hospitality Co. *	22,189	213,236
EPR Properties	3,790	179,987
Equity Residential	2,364	213,942
Essex Property Trust, Inc.	602	212,042
eXp World Holdings, Inc.	4,225	142,340
Extra Space Storage, Inc.	1,097	248,723
First Industrial Realty Trust, Inc.	3,567	236,135
GEO Group Inc/The	24,100	186,775
Gladstone Commercial Corp.	9,246	238,269
Gladstone Land Corp.	8,787	296,649
Hudson Pacific Properties, Inc.	7,345	181,495
Innovative Industrial Properties, Inc.	830	218,215
Invitation Homes, Inc.	5,001	226,745
iStar, Inc.	7,861	203,050
Kilroy Realty Corp.	2,908	193,266
Kimco Realty Corp.	8,998	221,801
Macerich Co/The	11,351	196,145
Marcus & Millichap, Inc.*	4,517	232,445
Medical Properties Trust, Inc.	9,785	231,220
Monmouth Real Estate Investment Corp.	10,510	220,815
National Health Investors, Inc.	3,606	207,237
National Storage Affiliates Trust	3,417	236,456
Pebblebrook Hotel Trust	8,895	198,981
Rexford Industrial Realty, Inc.	3,320	269,285
RLJ Lodging Trust	13,622	189,754
SBA Communications Corp.	616	239,636
SL Green Realty Corp.	2,699	193,518
STAG Industrial, Inc.	4,693	225,076
STORE Capital Corp.	5,968	205,299
Terreno Realty Corp.	2,949	251,520
UMH Properties, Inc.	8,508	232,524
Vornado Realty Trust	4,510	188,789
Total Real Estate Investment Trusts (REITs)		9,041,484

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Security	Shares	Value
Total Common Stocks (Cost ― $90,185,361)		$101,244,894

Short-Term Investment ― 0.0%
First American Government Obligations Fund - Class X - 0.03% (a)	552	552
Total Short Term Investment (Cost ― $552)		552

Total Investments ― 99.9% (Cost ― $90,185,913)		101,245,446
Other Assets in Excess of Liabilities ― (0.1%)		44,850
Total Net Assets ― 100.0%		$101,290,296

* Non-income producing security.
(a) The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.  ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2021

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$101,244,894	$-	$-	$101,244,894
Short-Term Investment	552	-	-	552
Total	$101,245,446	$-	$-	$101,245,446

See the Schedule of Investments for further detail of investment classifications.